Personnel expenses and employee information - Bonus Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bonus Expenses [Line Items]
Bonus expense	€ 428.1	€ 407.9	€ 274.2
Board of Management
Bonus Expenses [Line Items]
Bonus expense	4.4	5.4	5.1
Former Board of Management
Bonus Expenses [Line Items]
Bonus expense	0.2	0.0	0.0
Other Employees
Bonus Expenses [Line Items]
Bonus expense	€ 423.5	€ 402.5	€ 269.1
Minimum
Bonus Expenses [Line Items]
Short-term incentive (in percentage)	0.00%
Maximum
Bonus Expenses [Line Items]
Short-term incentive (in percentage)	117.00%